Assets Held for Sale_Assets Held For Sale(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)		Dec. 31, 2018 USD ($)	[1]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		₩ 16,952	[1]	₩ 155,506		$ 15,233
Fair value less costs to sell		₩ 20,955		276,068
Changes In Accumulated Impairment Of Assets Held For Sale Abstract [Abstract]
Description Of Noncurrent Asset Or Disposal Group Held For Sale Which Were Sold Or Reclassified		As of December 31, 2018, assets held for sale consist of eight real estates of closed offices, which were committed to sell by the management, but not yet sold as of December 31, 2018. Negotiation with buyers is in process for the two assets and the remaining six assets are also being actively marketed.
Acquisition cost
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount	[2]	₩ 25,102		168,307
Accumulated Impairment [Member]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		(8,150)		(12,801)
Reconciliation Of Changes In Accumulated Impairment Losses Of Assets Held For Sale Abstract [Abstract]
Beginning		(12,801)		(29,248)
Changes In Accumulated Impairment Of Assets Held For Sale Abstract [Abstract]
Provision		(5,281)		(24,192)	[3]
Reversal		286		5,138
Disposal and others		9,646		35,501
Ending		(8,150)		(12,801)
Land held for sale
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		12,606		131,953
Fair value less costs to sell		16,552		251,520
Land held for sale | Acquisition cost
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount	[2]	16,048		133,445
Land held for sale | Accumulated Impairment [Member]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		(3,442)		(1,492)
Buildings held for sale
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		4,346		23,553
Fair value less costs to sell		4,403		24,548
Buildings held for sale | Acquisition cost
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount	[2]	9,054		34,862
Buildings held for sale | Accumulated Impairment [Member]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		₩ (4,708)		₩ (11,309)

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.
[2]	Acquisition cost of buildings held for sale is net of accumulated depreciation.
[3]	Including the amount related to the group of the assets disposed in 2017, which was classified as held for sale